Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31,
	2025	2024	2023
Domestic	$34,102	$29,224	$51,550
Foreign	60,948	32,584	31,750
	$95,050	$61,808	$83,300

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31,
	2025	2024	2023
Current:
Federal	$5,226	$11,473	$11,403
State	2,173	895	975
Foreign	12,162	6,515	963
	19,561	18,883	13,341
Deferred:
Federal	300	(5,200)	(3,128)
State	180	(442)	(139)
Foreign	898	(625)	(605)
	1,378	(6,267)	(3,872)
	$20,939	$12,616	$9,469

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31,
	2025		2024		2023
	Tax Expense	Tax Rate	Tax Expense	Tax Rate	Tax Expense	Tax Rate
U.S. Federal statutory income tax rate	$19,961	21.0%	$12,980	21.0%	$17,493	21.0%
State and local income taxes, net of federal income tax effect (1)	(599)	-0.6%	(767)	-1.2%	(432)	-0.5%
Foreign Tax Effects
Macau
Rate differential	-	0.0%	(306)	-0.5%	-	0.6%
Adjustments relating to prior years	-	0.0%	687	1.1%	-	0.0%
Change in valuation allowance	-	0.0%	499	0.8%	-	0.0%
Other	-	0.0%	91	0.1%	-	0.0%
PRC
Rate differential	-	0.0%	-	0.0%	661	0.8%
Nontaxable controlled foreign corporation ("CFC") income	-	0.0%	-	0.0%	(3,235)	-3.9%
Withholding tax on Dividends	-	0.0%	-	0.0%	(227)	-0.3%
Change in valuation allowance	-	0.0%	-	0.0%	(272)	-0.3%
Other	-	0.0%	-	0.0%	(79)	-0.1%
Other foreign jurisdictions	999	1.1%	626	1.0%	787	0.9%
	999	1.1%	1,597	2.6%	(2,365)	-2.8%
Effects of changes in tax laws/rates enacted in the current period
Effects of cross-border tax laws
Global intangible low-taxed income	1,529	1.6%	22	0.0%	668	0.8%
Foreign-derived intangible income	-	0.0%	-	0.0%	(478)	-0.6%
Adjustments to transition tax	-	0.0%	493	0.8%	-	0.0%
Tax credits
Research and development tax credits	(407)	-0.4%	68	0.1%	(75)	-0.1%
Changes in valuation allowances	-	0.0%	-	0.0%	(184)	-0.2%
Nontaxable or nondeductible items
Share-based payment awards	(2,148)	-2.3%	(1,027)	-1.7%	(483)	-0.6%
Change in COLI	(295)	-0.3%	(275)	-0.4%	(273)	-0.3%
Intercompany bad debt	1,952	2.1%	1,118	1.8%	-	0.0%
Section 162(m) limitation	476	0.5%	-	0.0%	-	0.0%
Other	23	0.0%	67	0.1%	(50)	-0.1%
Changes in unrecognized tax benefits	(604)	-0.6%	(1,696)	-2.7%	(4,726)	-5.7%
Other adjustments	52	0.1%	36	0.1%	374	0.4%
Effective tax rate	$20,939	22.0%	$12,616	20.5%	$9,470	11.4%

Schedule of Cash Paid for Income Taxes [Table Text Block]
	Years Ended December 31,
	2025	2024	2023
Federal	$9,037	$14,671	$19,003
State and Local	968	1,220	1,357
Foreign
Slovakia	1,238	2,021	-
United Kingdom	2,534	2,561	-
Macau	1,638	-	-
PRC	2,098	-	-
Israel	3,798	-	-
Other	2,420	2,479	4,696
Total foreign taxes paid	13,726	7,061	4,696
Total income taxes paid	$23,731	$22,952	$25,056

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2025	2024
	Tax Effect	Tax Effect
Deferred tax assets:
State tax credits	$-	$90
Reserves and accruals	6,846	6,970
Federal, state and foreign net operating loss and credit carryforwards	4,448	4,247
Depreciation	367	384
Amortization	8,829	9,845
Lease accounting	5,402	6,157
Other accruals	5,319	6,054
Total deferred tax assets	31,211	33,747
Valuation allowance	2,057	1,844
Net deferred tax assets	29,154	31,903
Deferred tax liabilities:
Unfunded pension liability	260	260
Depreciation	2,177	2,685
Amortization	36,637	34,903
Lease accounting	5,231	5,960
Other accruals	1,690	581
Total deferred tax liabilities	45,995	44,389
Net deferred tax liabilities	$(16,841)	$(12,486)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Year Ended December 31,
	2025	2024
Liability for uncertain tax positions - January 1	$18,127	$19,823
Additions based on tax positions related to the current year	664	1,053
Translation adjustment	-	-
Settlement/expiration of statutes of limitations	(1,267)	(2,749)
Liability for uncertain tax positions - December 31	$17,524	$18,127